NVIT Large Cap Growth Fund
FUND SUMMARY: NVIT LARGE CAP GROWTH FUND
Objective
The Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Large Cap Growth Fund		Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Management Fees		0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	none
Other Expenses		0.20%	0.20%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.68%	0.93%	0.78%	0.53%
Fee Waiver/Expense Reimbursement	[1][2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.63%	0.88%	0.73%	0.48%
[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.65%, 0.90%, 0.75%, and 0.50% for Class I, Class II, Class P, and Class Y shares, respectively, until April 30, 2016. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.
[2]	In addition to the fees waived pursuant to the expense limitation agreement described in footnote 2, the Adviser and the Trust have entered into a written contract in which the Adviser has agreed to waive 0.02% of the management fee to which the Adviser would be entitled until April 30, 2016.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I shares	64	213	374	842
Class II shares	90	291	510	1,138
Class P shares	75	244	428	961
Class Y shares	49	165	291	660

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.71% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. Such companies may be located outside the United States. The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund’s subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. As the Fund’s portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund. The Fund invests in those companies which the analysts believe to offer favorable long-term growth prospects or which the analysts believe have a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of a lead portfolio manager, determine the Fund’s allocations among market sectors. The Fund’s portfolio is structured so that its sector weightings generally are similar to those of the Fund’s benchmark index. The Fund’s subadviser may sell securities when they reach their price targets, if it believes a company’s fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Sector risk – if the Fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Average Total Returns – Class I Shares (Years Ended December 31,)

Highest quarter: 16.54% – 1st qtr. of 2012 Lowest quarter: -14.92% – 3rd qtr. of 2011
The Fund had not commenced offering Class P shares or Class Y shares as of the date of this Prospectus. Pre-inception historical performance for Class P and Class Y shares therefore is based on the previous performance of Class I shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect its lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2014)
Average Annual Total Returns NVIT Large Cap Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Class I shares	8.80%	13.43%	18.74%	Mar. 25, 2009
Class II shares	8.56%	13.14%	18.44%	Mar. 25, 2009
Class P shares	8.70%	13.33%	18.64%	Mar. 25, 2009
Class Y shares	8.80%	13.43%	18.74%	Mar. 25, 2009
Russell 1000® Growth Index (reflects no deduction for fees and expenses)	13.05%	15.81%	20.34%	Mar. 25, 2009